Related Party Transactions and Balances (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 425	$ 304	$ 1,307	$ 1,227
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees			$ 271	$ 333